UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2006

Date of reporting period:	10/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Jennison Conservative Growth Fund

(formally known as Strategic Partners Large Capitalization Growth Fund)

Schedule of Investments as of October 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS
Beverages 2.3%
28,600	PepsiCo, Inc.	$1,689,688

Biotechnology 4.7%
25,400	Amgen, Inc.(a)	1,924,304
17,200	Genentech, Inc.(a)	1,558,320

		3,482,624

Capital Markets 6.7%
20,080	Ameriprise Financial, Inc.(a)	747,378
106,100	Charles Schwab Corp. (The)	1,612,720
6,900	Goldman Sachs Group, Inc.	871,953
26,800	Merrill Lynch & Co., Inc.	1,735,032

		4,967,083

Communication Equipment 4.8%
64,000	Cisco Systems, Inc.(a)	1,116,800
49,900	Nokia Corp. ADR (Finland)	839,318
40,400	QUALCOMM, Inc.	1,606,304

		3,562,422

Computers & Peripherals 3.3%
21,500	Apple Computer, Inc.(a)	1,238,185
37,300	Dell, Inc.(a)	1,189,124

		2,427,309

Consumer Finance 2.8%
41,300	American Express Co.	2,055,501

Diversified Financial Services 2.0%
41,700	J.P. Morgan Chase & Co.	1,527,054

Energy Equipment & Services 2.9%
23,700	Schlumberger Ltd.	2,151,249

Food & Staples Retailing 2.2%
11,400	Whole Foods Market, Inc.	1,643,082

Food Products 1.7%
32,900	Cadbury Schweppes ADR, PLC (United Kingdom)	1,305,801

Healthcare Equipment & Supplies 3.9%
13,100	Alcon, Inc.	1,740,990
24,800	St. Jude Medical, Inc.(a)	1,192,136

		2,933,126

Healthcare Providers & Services 7.1%
31,800	Caremark Rx, Inc.(a)	1,666,320
6,500	CIGNA Corp.	753,155
23,800	UnitedHealth Group, Inc.	1,377,782
20,300	WellPoint Inc.(a)	1,516,004

		5,313,261

Household Products 3.6%
47,665	Proctor & Gamble Co.	2,668,763

Industrial Conglomerates 4.0%
87,900	General Electric Co.	2,980,689

Insurance 1.3%
14,500	American International Group, Inc.	939,600

Internet & Catalog Retail 2.1%
40,400	eBay, Inc.(a)	1,599,840

Internet Software & Services 5.7%
7,200	Google, Inc. (Class A shares)(a)	2,679,408
41,700	Yahoo!, Inc.(a)	1,541,649

		4,221,057

Multiline Retail 4.0%
19,600	Federated Department Stores, Inc.	1,202,852
32,300	Target Corp.	1,798,787

		3,001,639

Oil, Gas & Consumable Fuels 1.4%
19,400	Suncor Energy Inc.	1,040,422

Personal Products 0.8%
17,300	Estee Lauder Cos., Inc. (The) (Class A shares)	573,841

Pharmaceuticals 5.7%
16,100	Abbott Laboratories	693,105
14,000	Eli Lilly & Co.	697,060
29,200	Novartis AG, ADR (Switzerland)	1,571,544
32,700	Sanofi-Aventis ADR (France)	1,311,924

		4,273,633

Semiconductors & Semiconductor Equipment 10.4%
94,000	Applied Materials, Inc.	1,539,720
57,800	Intel Corp.	1,358,300
36,600	Marvell Technology Group Ltd.(a)	1,698,606
24,800	Maxim Integrated Products, Inc.	860,064
83,000	Texas Instruments, Inc.	2,369,650

		7,826,340

Software 6.8%
34,800	Adobe Systems, Inc.(a)	1,122,300
20,000	Electronic Arts, Inc.(a)	1,137,600
44,200	Microsoft Corp.	1,135,940
16,700	NAVTEQ Corp.(a)	653,304
25,800	SAP AG, ADR (Germany)	1,107,852

		5,156,996

Specialty Retail 4.2%
38,900	Chico’s FAS, Inc.(a)	1,538,106
25,900	Lowe’s Cos., Inc.	1,573,943

		3,112,049

Textiles, Apparel & Luxury Goods 3.0%
32,000	Coach, Inc.(a)	1,029,760
14,100	Nike, Inc. (Class B shares)	1,185,105

		2,214,865

Wireless Telecommunication Services 1.5%
48,300	Sprint Nextel Corp.	1,125,873

	Total long-term investments (cost $70,156,725)	73,793,807

SHORT-TERM INVESTMENT 0.2%
Money Market Mutual Fund
132,655	Prudential Core Investment Fund-Taxable Money Market Series (cost $132,655)(b)	132,655

	Total Investments 99.1% (cost $70,289,380)(c)	147,852,924
	Other assets in excess of liabilities 0.9%	670,679

	Net Assets 100.0%	$74,597,141

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(c)	The United States federal income tax basis of the Fund’s investments was $70,423,895; accordingly net unrealized appreciation on investments for federal income tax purposes was $3,502,567 (gross unrealized appreciation $6,730,035; gross unrealized depreciation $3,227,468). The difference between the book and tax basis is attributable to deferred losses on wash sales.

ADR – American Depositary Receipt

See Notes to Financial Statements

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.3%
	Common Stocks
	Aerospace —1.9%
18,000	Lockheed Martin Corp.	$1,090,080
6,300	Northrop Grumman Corp.	337,995

		1,428,075

	Aerospace & Defense —1.1%
23,000	Raytheon Co.	849,850

	Auto Components —0.9%
39,580	Delphi Corp.	15,981
7,700	Lear Corp.	234,542
5,500	Magna International, Inc. (Class A Shares)	383,460

		633,983

	Automotive Parts —0.3%
3,500	Johnson Controls, Inc.	238,175

	Beverages —0.7%
9,600	Coca-Cola Co.	410,688
6,300	Coca-Cola Enterprises, Inc.	119,070

		529,758

	Biotechnology
200	Amgen, Inc. (a)	15,152

	Building Materials —0.1%
1,800	Home Depot, Inc.	73,872
600	Masco Corp.	17,100

		90,972

	Business Services
400	XL Capital Ltd. (Class A Shares)	25,624

	Cable Television —0.1%
2,200	DIRECTV Group, Inc. (The) (a)	31,284
800	EchoStar Communications Corp. (Class A Shares)	21,496

		52,780

	Chemicals —0.8%
5,200	Air Products & Chemicals, Inc.	297,648
1,800	E.I. Du Pont de Nemours & Co.	75,042
800	PPG Industries, Inc.	47,976
3,800	Rohm & Haas Co.	165,414

		586,080

	Clothing & Apparel —0.4%
500	Coach, Inc. (a)	16,090
3,500	NIKE, Inc. (Class “B” Stock)	294,175

		310,265

	Commercial Banks —1.5%
19,970	Keycorp	643,833
7,020	UnionBanCal Corp.	480,729

		1,124,562

	Commercial Services —0.2%
1,400	International Business Machines Corp.	114,632

	Computer Hardware —0.1%
1,000	Affiliated Computer Services, Inc., (Class A Shares)	54,110
1,000	EMC Corp. (a)	13,960
800	NCR Corp. (a)	24,176

		92,246

	Computer Services & Software —0.7%
600	Computer Sciences Corp. (a)	30,750
2,300	Dell, Inc. (a)	73,324
10,500	Hewlett-Packard Co.	294,420

1

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Computer Services & Software (cont’d)
11,600	Oracle Corp. (a)	$147,088

		545,582

	Computer Software
600	Seagate Technology, Inc.	—

	Construction
200	Centex Corp.	12,870

	Consumer Finance —1.2%
35,100	MBNA Corp.	897,507

	Consumer Products & Services —0.2%
700	Kimberly-Clark Corp.	39,788
1,586	Procter & Gamble Co.	88,772

		128,560

	Diversified —0.1%
1,200	Duke Realty Corp.	40,920

	Diversified Chemicals
700	Dow Chemical Co.	32,102

	Diversified Financial Services —2.1%
16,400	CIT Group, Inc.	749,972
16,700	Principal Financial Group	828,821

		1,578,793

	Electric Utilities —3.7%
7,900	Entergy Corp.	558,688
37,100	FPL Group, Inc.	1,597,526
12,808	FirstEnergy Corp.	608,380

		2,764,594

	Electronic Components & Equipment
1,700	Altera Corp.	28,305

	Entertainment & Leisure —0.4%
2,900	Carnival Corp.	144,043
2,100	Walt Disney Co. (The)	51,177
1,000	Hasbro, Inc.	18,840
1,700	International Game Technology	45,033
4,400	Mattel, Inc.	64,900

		323,993

	Environmental Services —0.2%
7,000	Nalco Holding Co.	119,000

	Exchange Traded Fund
310	iShares Russell 1000 Value Index Fund	20,745

	Financial - Bank & Trust —5.7%
1,200	Astoria Financial Corp.	33,540
1,400	BB&T Corp. (a)	59,276
29,300	Bank of America Corp.	1,281,582
2,400	Bank of New York Co., Inc. (The)	75,096
700	E*Trade Group Corp. (a)	12,985
3,000	Fannie Mae	142,560
100	Marshall & Ilsley Corp.	4,296
12,300	Mellon Financial Corp.	389,787
14,200	North Fork Bancorp., Inc.	359,828
4,500	State Street Corp.	248,535
1,100	TCF Financial Corp.	29,810
23,700	U.S. Bancorp	701,046
2,900	Wachovia Corp.	146,508
10,500	Wells Fargo & Co.	632,100
1,400	Zions Bancorp	102,858

		4,219,807

	Financial - Brokerage —0.6%
3,700	Goldman Sachs Group, Inc.	467,569

	Financial Services —4.1%
1,600	Capital One Financial Corp.	122,160
38,100	Citigroup, Inc.	1,744,218

2

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Financial Services (cont’d)
11,100	Countrywide Financial Corp.	$352,647
6,000	Merrill Lynch & Co., Inc.	388,440
8,600	Morgan Stanley	467,926

		3,075,391

	Food —0.1%
500	Campbell Soup Co.	14,550
500	HJ Heinz Co.	17,750
300	Kellogg Co.	13,251
400	Sysco Corp.	12,764

		58,315

	Food & Staples Retailing —1.7%
49,300	Albertson’s, Inc.	1,237,923

	Food Products —2.3%
19,500	Kraft Foods, Inc. (Class A Shares)	551,850
21,300	Sara Lee Corp.	380,205
19,400	Unilever PLC, ADR (United Kingdom)	787,640

		1,719,695

	Healthcare Providers & Services —1.5%
10,000	HCA, Inc.	481,900
74,000	Tenet Healthcare Corp. (a)	623,080

		1,104,980

	Healthcare Services —0.6%
1,400	Aetna, Inc. (a)	123,984
4,100	WellPoint, Inc. (a)	306,188

		430,172

	Hotels & Motels —0.2%
3,200	Hilton Hotels Corp.	62,240
500	Marriott International, Inc., (Class A Shares)	29,810
700	Starwood Hotels & Resorts Worldwide, Inc.	40,901

		132,951

	Hotels, Restaurants & Leisure —1.6%
10,535	Harrah’s Entertainment, Inc.	637,157
11,400	Yum! Brands, Inc.	579,918

		1,217,075

	Household Durables —2.9%
36,000	Lennar Corp. (Class A Shares)	2,000,880
2,940	Lennar Corp. (Class B Shares)	151,851

		2,152,731

	Industrial Conglomerates —1.9%
54,900	Tyco International Ltd. (Bermuda)	1,448,811

	Industrial Products —0.1%
900	Mohawk Industries, Inc. (a)	70,245

	Information Technology Services —2.8%
89,600	Electronic Data Systems Corp.	2,088,576

	Insurance —11.4%
4,500	AFLAC, Inc.	215,010
12,300	Allmerica Financial Corp. (a)	468,630
800	Allstate Corp. (The)	42,232
3,100	Ambac Financial Group, Inc.	219,759
3,300	American International Group, Inc.	213,840
2,500	AON Corp.	84,625
5,100	Assurant, Inc.	194,820
2,300	W.R.Berkely Corp.	100,510
33,700	Genworth Financial, Inc., (Class A Shares)	1,067,953
5,300	Hartford Financial Service Group, Inc.	422,675
2,800	Lincoln National Corp.	141,708
1,300	MBIA, Inc.	75,712
30,590	Metlife, Inc.	1,511,452

3

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Insurance (cont’d)
400	Progressive Corp.	$46,324
1,800	Protective Life Corp.	78,912
43,750	St. Paul Travelers Cos., Inc. (The)	1,970,062
2,200	Torchmark Corp.	116,226
76,800	UnumProvident Corp.	1,558,272

		8,528,722

	Internet Services —0.1%
1,100	eBay, Inc. (a)	43,560

	Leisure Equipment & Products —0.6%
19,600	Eastman Kodak Co.	429,240

	Machinery —0.9%
15,000	SPX Corp.	645,300

	Machinery & Equipment —0.2%
2,200	Deere & Co.	133,496

	Manufacturing —0.3%
200	Danaher Corp.	10,420
3,000	Eaton Corp.	176,490

		186,910

	Media —3.0%
2,300	E.W. Scripps Co. (Class A Shares)	105,340
6,100	Gannett Co., Inc.	382,226
12,000	Host Marriot Corp.	201,480
15,900	New Century Financial Corp. (Class A Shares)	490,833
22,600	News Corp. (Class A Shares)	322,050
9,600	Time Warner, Inc. (a)	171,168
800	The New York Times Co., (Class A Shares)	21,792
17,900	Viacom, Inc. (Class B Shares)	554,363

		2,249,252

	Medical Supplies & Equipment —0.6%
1,000	Bausch & Lomb, Inc.	74,190
4,100	Boston Scientific Corp. (a)	102,992
500	The Cooper Cos., Inc.	34,420
600	Guidant Corp.	37,800
2,300	Sepracor, Inc. (a)	129,375
300	Watson Pharmaceuticals, Inc. (a)	10,368
600	Zimmer Holdings, Inc. (a)	38,262

		427,407

	Metals & Mining —1.8%
48,372	Alcoa, Inc.	1,174,956
3,900	United States Steel Corp.	142,467

		1,317,423

	Multi-Utilities —0.4%
3,300	Alliant Energy Corp.	87,285
3,300	Public Service Enterprise Group, Inc.	207,537

		294,822

	Office Equipment —0.1%
3,400	Staples, Inc.	77,282

	Oil & Gas —6.9%
2,100	Anadarko Petroleum Corp.	190,491
3,400	Apache Corp.	217,022
1,200	Baker Hughes, Inc.	65,952
1,000	Burlington Resources, Inc.	72,220
14,400	ChevronTexaco Corp.	821,808
9,100	ConocoPhillips	594,958
1,800	Devon Energy Corp.	108,684
1,600	EOG Resources, Inc.	108,448
33,900	Exxon Mobil Corp.	1,903,146
300	Halliburton Co.	17,730
6,200	Occidental Petroleum Corp.	489,056
5,200	Praxair, Inc. (a)	256,932
1,200	Rowan Cos., Inc.	39,588

4

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Oil & Gas (cont’d)
1,800	Valero Energy Corp.	$189,432
1,300	Weatherford International Ltd.	81,380

		5,156,847

	Oil, Gas & Consumable Fuels —1.1%
7,800	Ashland, Inc.	417,378
7,100	Tesoro Corp. (a)	434,165

		851,543

	Paper & Forest Products —0.9%
800	Bowater, Inc.	21,200
2,300	Georgia-Pacific Corp.	74,819
3,100	International Paper Co.	90,458
10,660	Plum Creek Timber Co., Inc.	414,674
1,000	Smurfit-Stone Container Corp. (a)	10,560
800	Temple-Inland, Inc.	29,464

		641,175

	Pharmaceuticals —2.0%
1,300	Bristol-Meyers Squibb Co.	27,521
1,600	Eli Lilly & Co.	79,664
700	Medco Health Solutions, Inc. (a)	39,550
37,900	Pfizer, Inc.	823,946
11,200	Wyeth	499,072

		1,469,753

	Pipelines
6,100	Dynegy, Inc. (Class A Shares) (a)	27,084

	Real Estate Investment Trust —1.7%
15,400	Apartment Investment & Management Co. (Class A shares)	591,360
1,100	Camden Property Trust	61,985
800	CarrAmerica Realty Corp.	26,344
800	Centerpoint Properties Trust	36,448
500	Equity Office Properties Trust	15,400
3,600	Equity Residential	141,300
1,400	Liberty Property Trust	58,366
2,500	Mack-Cali Realty Corp.	106,625
5,000	ProLogis	215,000
700	Simon Property Group, Inc.	50,134

		1,302,962

	Restaurants —0.5%
11,000	McDonald’s Corp.	347,600

	Retail & Merchandising —0.6%
700	Abercrombie & Fitch Co., (Class A Shares)	36,393
2,500	Federated Department Stores, Inc.	153,425
1,000	Kohl’s Corp. (a)	48,130
1,000	Lowe’s Cos., Inc.	60,770
1,700	Nordstrom, Inc.	58,905
1,300	J. C. Penney Co., Inc.	66,560
500	Ross Stores, Inc.	13,520

		437,703

	Road & Rail —0.5%
5,900	Union Pacific Corp.	408,162

	Semiconductors —0.1%
200	Agere Systems, Inc. (a)	2,080
2,000	Analog Devices, Inc.	69,560
500	Teradyne, Inc.	6,770
200	Xilinx, Inc.	4,790

		83,200

	Software —5.0%
50,400	BMC Software, Inc. (a)	987,336
72,300	Computer Associates International, Inc.	2,022,231

5

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Software (cont’d)
27,000	Microsoft Corp.	$693,900

		3,703,467

	Supplies —1.9%
41,700	Cendant Corp.	726,414
1,550	PHH Corp. (a)	43,602
21,140	Waste Management, Inc.	623,841

		1,393,857

	Telecommunications —3.5%
4,400	AT&T, Inc.	87,032
2,400	American Tower Corp. (Class A Shares)	57,240
13,000	Corning, Inc. (a)	261,170
3,900	Juniper Networks, Inc. (a)	90,987
3,400	Lucent Technologies, Inc. (a)	9,690
700	MCI, Inc.	13,930
5,400	Motorola, Inc.	119,664
1,200	Qualcomm, Inc.	47,712
30,400	SBC Communications, Inc.	725,040
13,300	Sprint Nextel Corp.	310,023
2,400	Tellabs, Inc. (a)	22,944
26,400	Verizon Communications, Inc.	831,864

		2,577,296

	Textiles, Apparel & Luxury Goods —0.8%
21,100	Jones Apparel Group, Inc.	575,608

	Thrifts & Mortgage Finance —2.9%
23,500	Freddie Mac	1,441,725
18,055	Washington Mutual, Inc.	714,978

		2,156,703

	Tobacco —3.0%
30,240	Altria Group, Inc. (a)	2,269,512

	Transportation —0.4%
700	CSX Corp.	32,067
1,300	FedEx Corp.	119,509
2,900	Norfolk Southern Corp.	116,580

		268,156

	Utilities —4.3%
9,500	CMS Energy Corp. (a)	141,645
800	CenterPoint Energy, Inc.	10,592
4,400	Consolidated Edison, Inc.	200,200
4,700	Constellation Energy Group, Inc.	257,560
6,000	Dominion Resources, Inc.	456,480
700	Duke Energy Corp.	18,536
4,900	Edison International	214,424
17,000	General Electric Co.	576,470
3,600	Northeast Utilities	65,484
3,000	PG&E Corp.	109,140
8,200	PPLCorp.	256,988
2,400	Pinnacle West Capital Corp.	100,224
3,100	SCANA Corp.	122,977
7,200	Weyerhaeuser Co.	456,048
2,300	Wisconsin Energy Corp.	87,009

6

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Utilities (cont’d)
7,500	Xcel Energy, Inc. (a)	$137,475

		3,211,252

	Total long-term investments (cost $61,824,185)	73,224,660

	SHORT-TERM INVESTMENTS —1.8%
	Money Market Mutual Fund
1,359,367	Dryden Core Investment Fund - Taxable Money Market Series	1,359,367

	Total Investments(p)—100.1% (cost $63,183,552)	74,584,027
	Liabilities in excess of other assets—(0.1)%	(96,434)

	Net Assets —100%	$74,487,593

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $63,708,724; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,875,303 (gross unrealized appreciation - $13,689,115; gross unrealized depreciation - $2,813,812). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

7

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —86.8%
	Common Stocks
	Advertising —0.1%
15,480	ADVO, Inc.	$382,356
35,345	Penton Media, Inc. (a)	15,198

		397,554

	Aerospace —1.9%
8,415	AAR Corp. (a)	134,051
3,212	Alliant Techsystems, Inc. (a)	225,547
3,000	Armor Holdings, Inc.	134,130
8,890	CPI Aerostructures, Inc. (a)	88,011
48,000	Curtiss-Wright Corp. (Class B Shares)	2,752,800
15,260	Fairchild Corp. (Class A Shares) (a)	34,793
6,560	Herley Industries, Inc. (a)	110,929
59,675	Moog, Inc. (Class A Shares)	1,769,364
3,200	Orbital Sciences Corp. (a)	37,216
9,835	Sequa Corp. (Class A Shares) (a)	606,819
575	Sequa Corp. (Class B Shares) (a)	35,679
1,400	Triumph Group, Inc. (a)	48,776

		5,978,115

	Airlines —0.5%
52,800	SkyWest, Inc.	1,547,568

	Automobile Manufacturers
2,520	Navistar International Corp. (a)	69,350
2,020	Thor Industries, Inc.	65,913

		135,263

	Automotive Parts —1.1%
13,920	Aftermarket Technology Corp.	256,546
8,770	American Axle & Manufacturing Holdings, Inc.	191,186
46,100	ArvinMeritor, Inc.	738,983
6,240	BorgWarner, Inc.	361,857
18,150	Cooper Tire & Rubber Co.	247,929
51,090	CSK Auto Corp. (a)	772,992
3,280	Dana Corp.	24,633
6,400	Federal-Mogul Corp. (a)	2,880
12,875	Midas, Inc. (a)	251,835
19,660	Pep Boys - Manny, Moe & Jack	271,308
5,743	Proliance International, Inc. (a)	29,576
16,229	Raytech Corp. (a)	20,611
24,700	Schieb, (Earl), Inc. (a)	94,724
3,205	Standard Motor Products, Inc.	26,794
3,030	TBC Corp. (a)	104,808

		3,396,662

	Beverages —0.4%
8,040	Boston Beer Company, Inc. (Class A Shares)	205,824
4,040	Farmer Brothers Co.	80,598
3,600	Genesee Corp. (a)	6,030
33,600	PepsiAmericas, Inc.	783,552

		1,076,004

	Biotechnology
1,300	Alexion Pharmaceutical, Inc. (a)	35,607
2,000	Celera Genomics Group	23,760
17,800	Genelabs Technologies, Inc. (a)	8,366

		67,733

	Broadcasting —1.4%
400	4Kids Entertainment, Inc. (a)	6,824
1,970	Beasley Broadcast Group, Inc. (a)	28,703
10,470	Belo Corp. (Class A Shares)	226,152
78,585	Crown Media Holdings, Inc. (a)	840,859
14,875	E.W. Scripps Co. (Class A Shares)	681,275

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Broadcasting (cont’d)
4,665	Fisher Communications, Inc. (a)	$227,699
9,680	Granite Broadcasting Corp. (a)	2,517
16,176	Gray Television, Inc.	145,584
1,320	Gray Television, Inc. (Class A Shares)	11,669
5,130	Liberty Corp. (The)	238,237
710	Liberty Global Inc., - Series C	16,841
7,220	Lin TV Corp. (Class A Shares) (a)	92,633
17,695	Media General, Inc. (Class A Shares)	933,411
4,025	Nexstar Broadcasting Group, Inc. (Class A Shares) (a)	18,636
3,205	Paxson Communications Corp. (a)	1,314
4,451	Salem Communications Corp. (Class A Shares) (a)	83,323
990	SBS Broadcasting SA (Luxembourg) (a)	52,717
75,490	Sinclair Broadcast Group, Inc., (Class A Shares)	625,812
6,155	Spanish Broadcasting Systems, Inc. (Class A Shares) (a)	37,545
1,520	WPT Enterprises, Inc. (a)	10,929
12,875	Young Broadcasting, Inc. (Class A Shares) (a)	40,555

		4,323,235

	Building Materials —1.6%
9,253	Apogee Enterprises, Inc.	151,564
78,000	Crane Co.	2,414,880
384	Florida Rock Industries, Inc.	21,849
900	Genlyte Group, Inc.	45,873
50,200	Lennox International, Inc.	1,400,078
12,433	Modine Manufacturing Co.	411,035
400	Oxford Industries, Inc.	19,700
2,545	Skyline Corp.	101,164
2,303	Texas Industries, Inc.	114,229
2,200	York International Corp.	123,442

		4,803,814

	Business Services —0.8%
1,200	Clark, Inc.	18,360
145,075	Edgewater Technology, Inc. (a)	728,277
35,865	Epoch Holding Corp. (a)	214,831
5,100	Gartner, Inc. (a)	61,404
900	InfoUSA, Inc.	9,648
37,213	Kelly Services, Inc.	1,030,056
500	Maximus, Inc.	18,125
15,192	Saga Communications, Inc. (Class A Shares) (a)	191,267
2,000	URS Corp. (a)	80,860
7,890	Watson Wyatt & Co. Holdings	209,085

		2,561,913

	Cable Television —0.6%
4,845	Adelphia Communications Corp. (Class A Shares) (a)	407
71,133	Cablevision Systems New York Group (Class A Shares) (a)	1,764,098
290	Liberty Global, Inc. (Class A Shares) (a)	7,183
14,080	Mediacom Communications Corp. (a)	81,805

		1,853,493

	Chemicals —2.9%
3,530	Airgas, Inc.	99,793
16,260	Arch Chemicals, Inc.	427,150
2,343	Cytec Industries, Inc.	96,766
12,875	Ferro Corp.	229,690
5,040	Fuller, (H.B.) Co.	151,049
8,760	Georgia Gulf Corp.	254,916
31,920	Hercules, Inc. (a)	355,589
660	Huntsman Corp. (a)	13,121
18,500	Lubrizol Corp. (The)	769,415
36,045	MacDermid, Inc.	1,009,260
85,000	Methanex Corp. (China)	1,365,100
15,975	NewMarket Corp. (a)	298,732
6,305	Nova Chemicals Corp. (Canada)	225,782
84,070	Olin Corp.	1,503,172
16,080	Omnova Solutions, Inc. (a)	72,360

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Chemicals (cont’d)
55,000	Rpm International, Inc.	$1,024,100
2,385	Schulman, (A.), Inc.	48,678
3,523	TETRA Technologies, Inc. (a)	98,538
42,400	Valspar Corp.	934,920

		8,978,131

	Clothing & Apparel —0.8%
19,660	Hartmarx Corp. (a)	137,227
63,200	Phillips-Van Heusen Corp.	1,798,040
3,050	Reebok International Ltd.	174,002
12,200	Too, Inc. (a)	346,602

		2,455,871

	Commercial Services —0.9%
500	Arbitron, Inc.	18,705
4,920	BearingPoint, Inc. (a)	34,538
3,120	Chemed Corp.	150,010
10,480	Electro Rental Corp. (a)	134,563
31,500	John H. Harland Co.	1,310,085
15,000	Pharmaceutical Product Development, Inc. (a)	862,050
16,030	Source Interlink Cos., Inc. (a)	163,186
700	Sourcecorp, Inc.	15,925
900	StarTek, Inc.	11,448
6,600	Tele Tech Holdings, Inc. (a)	68,838

		2,769,348

	Computer Hardware —0.2%
23,500	Brocade Communications Systems, Inc. (a)	87,420
2,200	Electronics For Imaging, Inc. (a)	55,242
3,200	Imation Corp.	136,992
1,400	MTS Systems Corp.	55,944
34,300	Quantum Corp.	103,586
1,700	Radisys Corp. (a)	27,319
3,000	Silcon Storage Technology, Inc. (a)	15,150
15,575	Tyler Technologies, Inc. (a)	126,781

		608,434

	Computer Networking —0.1%
8,300	Adaptec, Inc. (a)	34,113
10,735	Insight Communications Co., Inc. (Class “A” Stock) (a)	123,453
1,300	Phoenix Technologies, Ltd.	7,722
1,900	SafeNet, Inc. (a)	63,023

		228,311

	Computer Services & Software —0.9%
16,400	Baldwin Technology Co., Inc. (Class A Shares) (a)	63,468
29,825	BISYS Group, Inc. (The) (a)	378,181
1,900	Computer Programs & Systems, Inc.	70,110
3,600	Covansys Corp. (a)	57,600
5,100	EarthLink, Inc. (a)	56,151
16,400	Global Payments, Inc.	702,740
1,905	GSe Systems, Inc.	2,534
4,952	Intergraph Corp.	239,578
3,400	Magma Design Automation, Inc. (a)	29,512
1,900	NetIQ Corp. (a)	22,781
62,410	Parametric Technology Corp. (a)	406,289
4,190	Pomeroy IT Solutions, Inc. (a)	47,976
15,330	Sybase, Inc.	341,092
12,600	Sycamore Networks, Inc.	49,014
3,900	Systemax, Inc. (a)	27,885
9,680	THQ, Inc.	224,382
400	Vertrue, Inc. (a)	15,060

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Computer Services & Software (cont’d)
45,100	Xanser Corp. (a)	$129,437

		2,863,790

	Computer Software
6,000	Per-Se Technologies, Inc. (a)	133,380

	Conglomerates —0.3%
1,522	Alleghany Corp. (a)	458,122
967	Brink’s Co. (The)	37,974
20,116	Griffon Corp. (a)	442,552
990	Park Ohio Holdings Corp. (a)	16,394

		955,042

	Construction —0.8%
4,355	Cavco Industries, Inc. (a)	171,848
32,788	Champion Enterprises, Inc. (a)	455,097
700	EMCOR Group, Inc. (a)	42,700
4,760	Fleetwood Enterprises, Inc. (a)	52,598
7,600	Insituform Technologies, Inc. (Class A Shares) (a)	136,496
510	KB Home	33,329
16,900	M / I Homes, Inc.	758,810
660	Monaco Coach Corp.	8,098
2,500	NCI Buildings Systems, Inc.	102,825
18,200	Standard Pacific Corp.	702,156

		2,463,957

	Consumer Products & Services —1.2%
5,123	Adesa, Inc.	109,632
1,009	Alberto-Culver Co. (Class B Shares)	43,801
2,800	Alderwoods Group, Inc.	44,072
9,020	American Greetings Corp., (Class A Shares)	227,755
10,760	AptarGroup, Inc.	550,804
990	Bowlin Travel Centers, Inc. (a)	1,609
6,156	Church and Dwight Co., Inc.	215,768
2,921	CNS, Inc.	76,150
1,640	Elizabeth Arden, Inc. (a)	35,539
1,010	Energizer Holdings, Inc. (a)	50,995
2,643	Fair Isaac Corp.	110,372
21,735	Fedders Corp.	49,991
500	Fortune Brands, Inc.	37,985
22,480	Interface, Inc. (Class A Shares)	173,546
12,110	Jakks Pacific, Inc.	222,582
4,413	Jarden Corp. (a)	149,115
3,482	Marine Products Corp.	33,218
1,640	National Patent Development Corp. (a)	4,264
2,150	National Presto Industries, Inc.	94,234
8,040	Oil-Dri Corp. of America	142,630
13,310	Regis Corp.	510,572
17,850	Revlon, Inc. (Class A Shares) (a)	52,479
2,873	Rollins, Inc.	54,644
6,075	Scotts Co. (The) (Class A Shares)	533,324
2,120	Water Pik Technologies, Inc. (a)	41,870
16,091	Weider Nutrition International, Inc. (a)	78,685

		3,645,636

	Containers & Packaging —0.7%
8,670	Bemis Co., Inc.	229,061
11,845	Crown Holdings, Inc. (a)	192,126
10,945	Greif, Inc. (Class A Shares)	667,645
4,845	Pactiv Corp. (a)	95,447
80,500	Rock-Tenn Co. (Class A Shares)	1,116,535

		2,300,814

	Distribution/Wholesale —1.2%
6,220	Aviall, Inc. (a)	196,241
2,550	Brightpoint, Inc. (a)	55,055
50,200	Handleman Co.	597,380
45,950	Watsco, Inc.	2,611,338

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Distribution/Wholesale (cont’d)
6,580	WESCO International, Inc. (a)	$261,555

		3,721,569

	Diversified —0.1%
1,200	Ameron International Corp.	51,300
6,730	GP Strategies Corp. (a)	56,196
4,040	Standex International Corp.	109,161
2,055	Tredegar Corp.	25,872

		242,529

	Diversified Telecommunication Services —0.2%
44,700	Iowa Telecommunications Services, Inc.	737,550

	Electric Utilities —0.7%
43,600	Cleco Corp. (a)	924,320
68,620	Duquesne Light Holdings, Inc.	1,145,268

		2,069,588

	Electrical Equipment —0.8%
46,070	Acuity Brands, Inc.	1,281,207
41,140	Regal-Beloit Corp.	1,309,486

		2,590,693

	Electronic Components & Equipment —3.3%
32,380	Aeroflex, Inc. (a)	293,363
2,790	AMETEK, Inc.	113,637
1,900	Analogic Corp.	88,920
14,150	Avnet, Inc. (a)	326,157
990	Baldor Electric Co.	24,057
1,700	Bel Fuse, Inc. (Class B Shares)	51,170
15,860	Belden CDT, Inc.	316,090
63,800	Checkpoint Systems, Inc.	1,531,200
13,870	Coherent, Inc. (a)	410,691
79,530	CTS Corp.	936,863
1,600	Electro Scientific Industries, Inc. (a)	35,152
1,268	ESCO Technologies, Inc. (a)	54,854
63,520	FLIR Systems, Inc. (a)	1,331,379
4,025	GrafTech International Ltd. (a)	19,723
7,600	Harman International Industries, Inc.	758,936
24,100	Katy Industries, Inc. (a)	53,020
15,750	Lamson & Sessions Co. (a)	308,700
2,460	Landauer, Inc.	123,000
660	Lecroy Corp. (a)	10,138
10,360	Littelfuse, Inc. (a)	253,924
2,385	Magnetek, Inc. (a)	7,560
12,695	Methode Electronics, Inc. (Class A Shares)	130,251
4,025	Monolithic System Technology, Inc. (a)	21,373
14,875	Park Electrochemical Corp.	373,362
511	Parker Hannifina Corp.	32,029
600	Paxar Corp. (a)	10,302
2,001	Pentair, Inc.	65,012
660	Rockwell Automation, Inc.	35,079
59,000	Sanmina-SCI Corp. (a)	215,350
5,495	SL Industries, Inc. (a)	76,875
13,060	Synopsys, Inc.	247,487
50,400	Thomas & Betts Corp. (a)	1,961,568
10,225	Trans-Lux Corp.	61,759
1,400	TTM Technologies, Inc. (a)	11,186
3,663	Watts Water Technologies, Inc. (Class B Shares)	101,685

		10,391,852

	Energy Equipment & Services —0.7%
34,400	Frontier Oil Corp.	1,268,672
1,800	Holly Corp.	103,680

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Energy Equipment & Services (cont’d)
15,200	Tidewater, Inc.	$698,592

		2,070,944

	Entertainment & Leisure —0.8%
14,440	Alliance Gaming Corp.	156,096
2,456	Brunswick Corp.	93,647
1,920	Carmike Cinemas, Inc.	42,394
7,305	Churchill Downs, Inc.	234,563
30,251	Dover Downs Gaming & Entertainment, Inc.	379,953
3,293	Dover Motorsports, Inc.	20,417
4,263	Gaylord Entertainment Co. (Class A Shares) (a)	168,303
660	International Speedway Corp. (Class A Shares)	34,109
2,300	Kerzner International Ltd. (Bahamas) (a)	134,205
24,110	Magna Entertainment Corp. (a)	161,055
37,045	Pinnacle Entertainment, Inc. (a)	702,003
6,540	Six Flags, Inc. (a)	48,331
1,900	Steinway Musical Instruments, Inc. (a)	50,369
22,351	Topps Co., Inc. (The)	162,715
3,947	Vail Resorts, Inc. (a)	132,224

		2,520,384

	Environmental Services —0.1%
14,800	Allied Waste Industries, Inc. (a)	120,472
2,875	Catalytica Energy Systems, Inc. (a)	3,019
5,335	Republic Services, Inc.	188,592

		312,083

	Equipment Services
6,155	Gerber Scientific, Inc. (a)	48,686
11,235	Industrial Distribution Group, Inc. (a)	75,724

		124,410

	Exchange Traded Funds —1.8%
74,700	Ishares Russell 2000 Value Index Fund	4,794,425
14,250	Ishares S&P Smallcap 600 Barra Value Index Fund	885,068

		5,679,493

	Financial - Bank & Trust —3.6%
6,800	Amegy Bancorp, Inc.	157,284
1,000	AmericanWest Bancorp, Holdings. (a)	22,950
6,100	Astoria Financial Corp.	170,495
400	Banco Santander / Puerto Rico	10,184
42,310	Bancorpsouth, Inc.	938,013
27,690	Bank Mutual Corp.	286,868
1,500	Bank of The Ozarks, Inc.	52,605
11,230	BankAtlantic Bancorp, Inc. (Class A Shares)	155,985
16,900	Bankunited Financial Corp. (a)	400,868
800	Banner Corp.	24,016
900	Capital Corp of The West	29,700
100	Capital Crossing Bank	3,399
21,390	Cardinal Financial Corp. (a)	216,253
1,700	Cathay General Bancorp	66,283
1,400	Columbia Banking System, Inc.	40,474
1,700	Commercial Federal Corp.	58,140
1,300	Community Trust Bancorp, Inc.	44,837
926	Crazy Woman Creek Bancorp, Inc.	13,172
3,300	Cullen Frost Bankers, Inc.	174,306
400	Financial Institutions, Inc.	7,352
700	First Citizens BancShares, Inc. (Class A Shares)	116,900
14,310	First Financial Bancorp	267,311
13,000	First Niagara Financial Group, Inc.	191,490
1,200	First Place Financial Corp.	26,976
19,826	First Republic Bank (CA)	751,604
10,970	FirstMerit Corp.	289,279
10,100	Gold Banc Corp., Inc.	149,682
9,420	Hancock Holding Co.	336,012
4,825	IBERIABANK Corp.	257,896

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Financial - Bank & Trust (cont’d)
200	Lakeland Financial Corp.	$8,238
900	MainSource Financial Group, Inc.	16,353
900	MB Financial, Inc.	33,543
315	Mercantile Bank Corp.	12,017
6,000	Metris Companies, Inc. (a)	88,140
600	Nara Bancorp, Inc.	10,818
7,109	NewAlliance Bancshares, Inc. (a)	102,512
4,000	Ocwen Financial Corp. (a)	31,080
37,400	Old National Bancorp.	819,434
600	Old Second Bancorp, Inc.	18,642
8,500	Oriental Financial Group, Inc.	105,570
2,000	Prosperity Bancshares, Inc.	60,980
21,000	Provident Bankshares Corp.	732,060
8,960	Rainier Pacific Financial Group Inc.	135,386
800	Republic Bancorp, Inc. (KY) (Class A Shares)	16,400
900	Royal Bancshares of Pennsylvania (Class A Shares)	21,213
600	SCBT Financial Corp.	19,230
15,580	Signature Bank (a)	451,820
1,300	Simmons First National Corp. (Class A Shares)	36,660
900	Southwest Bancorp, Inc.	21,069
1,320	Sovereign Bancorp, Inc.	28,472
1,200	Student Loan Corp., (The)	263,040
3,200	Summit Bancshares, Inc.	59,488
800	Sun Bancorp, Inc. (a)	15,912
32,200	Susquehanna Bancshares, Inc.	743,498
1,700	Taylor Capital Group, Inc.	69,938
5,894	TCF Financial Corp.	159,727
8,760	UMB Financial Corp.	586,745
4,300	Umpqua Holdings Corp.	114,380
39,700	Washington Federal, Inc.	912,703
1,520	Webster Financial Corp.	70,178
500	Western Sierra Bancorp (a)	16,545
1,400	WSFS Financial Corp.	86,730

		11,128,855

	Financial - Brokerage
200	Greenhill & Co, Inc.	9,590
6,400	Knight Trading Group, Inc. (Class A Shares) (a)	61,248
2,600	LaBranche & Co., Inc. (a)	24,804
900	Piper Jaffray Cos. (a)	30,915

		126,557

	Financial - Specialty Financials —0.1%
4,300	Walter Industries, Inc.	196,381

	Financial Services —2.5%
52,000	Accredited Home Lenders Holding Co. (a)	1,879,280
22,200	AmeriCredit Corp.	496,170
2,600	AQuantive, Inc. (a)	56,290
16,885	BKF Capital Group, Inc.	290,084
5,000	Century Business Services, Inc.	28,750
1,448	CIT Group, Inc.	66,217
2,900	CompuCredit Corp. (a)	127,078
15,500	Eaton Vance Corp.	385,795
11,345	Interactive Data Corp.	263,204
2,600	Investment Technology Group, Inc. (a)	84,526
24,900	Jefferies Group, Inc.	1,057,254
2,500	Pacific Capital Bancorp	90,175
55,952	Raymond James Financial, Inc.	1,904,047
11,350	SVB Financial Group (a)	564,209
10,585	SWS Group, Inc.	187,460

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Financial Services (cont’d)
10,244	Technology Investment Capital Corp.	$155,811

		7,636,350

	Food —0.8%
1,640	Archer-Daniels-Midland Co.	39,967
3,243	Del Monte Foods Co. (a)	34,311
51,910	Flowers Foods, Inc.	1,520,963
2,400	Great Atlantic & Pacific Tea Co., Inc. (a)	67,416
2,385	Hain Celestial Group, Inc. (a)	46,078
20,160	Ingles Markets, Inc. (Class A Shares)	324,980
1,000	Nash Finch Co.	31,060
6,990	Ralcorp Holdings, Inc.	271,911
658	Smucker, (J.M.) Co. (The)	30,077
750	Suprema Specialties, Inc. (a)	—
111,500	Tl Administration Corp. (a)	446
2,014	Tootsie Roll Industries, Inc.	61,024

		2,428,233

	Food & Drug Retailers —0.7%
61,720	Casey’s General Stores, Inc.	1,331,918
44,600	Ruddick Corp.	981,646

		2,313,564

	Food Products —2.2%
46,500	Chiquita Brands International, Inc. (a)	1,283,865
61,900	Corn Products International, Inc.	1,473,839
36,200	Fresh Del Monte Produce, Inc.	943,734
29,300	Sanderson Farms, Inc.	1,011,143
113,400	Sensient Technologies Corp.	2,006,046

		6,718,627

	Gas Utilities —0.8%
31,800	Atmos Energy Corp.	836,340
17,000	National Fuel Gas Co.	512,380
22,200	Peoples Energy Corp.	825,840
11,300	Southwest Gas Corp. (a)	308,038

		2,482,598

	Health Care Providers & Services —0.5%
48,160	Owens & Minor, Inc.	1,418,313

	Healthcare Services —1.6%
48,767	American Healthways, Inc. (a)	1,977,990
13,100	Covance, Inc.	637,315
898	Laboratory Corp. of America Holdings (a)	43,328
8,820	National Dentex Corp. (a)	171,990
1,400	Pediatrix Medical Group, Inc. (a)	107,884
48,400	Sunrise Senior Living, Inc.	1,565,256
4,140	Triad Hospitals, Inc. (a)	170,278
5,220	Universal Health Services, Inc. (Class B Shares)	246,071

		4,920,112

	Healthcare-Products —0.1%
255	Inverness Medical Innovations, Inc. (a)	6,064
6,400	Kensey Nash Corp. (a)	146,752
3,161	PolyMedica Corp.	104,345

		257,161

	Hotels & Motels —0.4%
35,935	Aztar Corp. (a)	1,080,565
25,200	La Quinta Corp. (a)	210,420

		1,290,985

	Hotels, Restaurants & Leisure —1.0%
44,300	Bob Evans Farms, Inc.	992,763
48,000	Intrawest Corp. (China)	1,167,840

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Hotels, Restaurants & Leisure (cont’d)
39,100	Landry’s Restaurants, Inc.	$1,075,250

		3,235,853

	Household Durables —0.7%
27,900	Ethan Allen Interiors, Inc.	943,578
16,300	Lancaster Colony Corp.	653,467
9,000	MDC Holdings, Inc.	617,400

		2,214,445

	Industrial Conglomerates
2,100	Teleflex Inc.	138,999

	Industrial Products —1.7%
621	Carlisle Cos., Inc.	41,415
2,385	Core Modeling Technologies, Inc. (a)	10,613
5,005	Donaldson Co., Inc.	156,406
4,102	EnPro Industries, Inc. (a)	114,446
9,050	Hughes Supply, Inc.	302,723
72,870	Kaman Corp. (Class A Shares)	1,707,344
33,520	Kaydon Corp.	990,516
52,982	Myers Industries, Inc.	605,054
16,074	Precision Castparts Corp.	761,265
20,890	Robbins & Myers, Inc.	451,015

		5,140,797

	Insurance —6.3%
22,500	American Financial Group, Inc.	769,050
600	American Physicians Capital, Inc.	25,362
18,200	AmerUs Group Co.	1,075,984
14,365	Argonaut Group, Inc. (a)	418,883
800	Baldwin & Lyons, Inc. (Class B Shares)	20,552
5,040	CNA Financial Corp. (a)	70,762
43,102	Commerce Group, Inc.	2,449,056
70,150	Delphi Financial Group, Inc. (Class A Shares)	3,285,826
2,200	Direct General Corp.	42,592
820	Everest Reinsurance Group Ltd. (Bermuda)	81,549
43,800	Fremont General Corp.	950,022
23,300	Hilb, Rogal & Hobbs Co.	872,585
12,250	Horace Mann Educators Corp.	237,773
2,300	Infinity Property & Casual Corp.	85,606
20,800	LandAmerica Financial Group, Inc.	1,313,728
2,720	Midland Co.	102,734
400	Nationwide Financial Services, Inc. (Class A Shares)	16,156
500	Navigators Group, Inc. (a)	19,400
38,900	Philadelphia Consolidated Holding Corp. (a)	3,744,514
10,130	Platinum Underwriters Holdings Ltd. (Bermuda)	288,604
9,740	PMI Group, Inc. (The)	388,431
8,080	ProAssurance Corp. (a)	378,144
4,600	Protective Life Corp.	201,664
22,510	Quanta Capital Holdings, Ltd. (Bermuda)	97,018
1,400	Rli Corp.	75,250
3,000	Safety Insurance Group, Inc. (a)	112,830
1,400	State Auto Financial Corp.	46,116
4,000	Stewart Information Services Corp.	203,720
2,000	The Phoenix Cos., Inc.	25,900
7,896	U.S.I. Holdings Corp. (a)	103,832
40,900	United Fire & Casualty Co.	1,841,318
3,100	United Insurance Cos., Inc.	111,972
1,300	Universal American Financial Corp. (a)	19,240

		19,476,173

	Internet Services —0.1%
1,000	AsiaInfo Holdings, Inc. (a)	3,860
800	eSpeed, Inc. (Class A Shares)	6,048
500	Internet Security Systems, Inc. (a)	12,315

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Internet Services (cont’d)
2,700	Ipass, Inc.	$14,850
2,500	Redback Networks, Inc. (a)	26,275
11,618	Stellent, Inc. (a)	106,537
3,800	United Online, Inc. (a)	50,958

		220,843

	Lumber & Wood Products
1,480	Deltic Timber Corp.	68,080

	Machinery —0.9%
22,100	Harsco Corp.	1,419,925
44,400	Valmont Industries, Inc.	1,446,108

		2,866,033

	Machinery & Equipment —3.6%
1,700	Actuant Corp. (Class A Shares)	82,790
31,922	Albany International Corp. (Class A Shares)	1,233,146
900	Astec Industries, Inc. (a)	25,524
37,900	Barnes Group, Inc.	1,326,500
7,360	Briggs & Stratton Corp.	235,373
2,960	Carbo Ceramics, Inc.	175,114
1,800	Cascade Corp.	87,660
14,823	CLARCOR, Inc.	407,633
15,650	Federal Signal Corp.	253,843
8,400	Flowserve Corp. (a)	294,000
8,200	Franklin Electric Co., Inc.	355,962
400	Gardener Denver, Inc.	19,440
24,700	GenCorp, Inc. (a)	452,998
2,959	Graco, Inc.	101,405
15,136	IDEX Corp.	605,743
11,000	JLG Industries, Inc.	421,960
14,850	Kadant, Inc. (a)	249,480
23,000	Kennametal, Inc.	1,175,530
27,200	Lincoln Electric Holdings, Inc.	1,076,304
3,430	Lone Star Technologies, Inc. (a)	156,923
2,200	Sauer-Danfoss, Inc.	42,306
14,169	Smith, (A.O.) Corp.	458,792
36,054	SNAP-ON, Inc.	1,298,665
3,205	Starrett (L.S.) Co. (Class A Shares)	57,978
14,400	Tecumseh Products Co.	289,872
4,617	Tennant Co.	201,070
1,800	Terex Corp. (a)	98,946
1,134	Toro Co.	41,402

		11,226,359

	Medical Supplies & Equipment —2.0%
27,100	Arrow International, Inc.	784,274
8,700	Cooper Cos, Inc. (The)	598,908
5,335	Exactech, Inc. (a)	69,035
353	Fisher Scientific International, Inc. (a)	19,944
2,500	Gtx, Inc.	22,000
1,010	Henry Schein, Inc. (a)	40,036
9,100	Hillenbrand Industries, Inc.	419,237
7,315	ICU Medical, Inc. (a)	255,367
1,970	Inamed, Corp. (a)	140,067
27,400	Invacare Corp.	925,846
1,520	Invitrogen Corp. (a)	96,657
1,749	Lifecore Biomedical, Inc. (a)	24,976
9,620	Mettler-Toledo International, Inc. (a)	496,392
1,500	Neurometrix, Inc. (a)	55,845
8,800	Orthofix International NV (Netherlands) (a)	331,584
1,968	Possis Medical, Inc. (a)	23,340
3,120	Regeneration Technologies, Inc. (a)	22,558
27,390	Res-Care, Inc. (a)	442,075
330	Schick Technologies, Inc. (a)	9,669
1,435	SurModics, Inc. (a)	56,711
33,060	Sybron Dental Specialties, Inc. (a)	1,418,274

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Medical Supplies & Equipment (cont’d)
4,040	Thoratec Corp. (a)	$79,911

		6,332,706

	Metals & Mining —2.6%
125,000	Agnico Eagle Mines Ltd. (China)	1,707,500
14,000	Arch Coal, Inc.	1,078,980
5,990	Barrick Gold Corp. (Canada)	151,247
3,115	Chaparral Steel Co.	77,813
15,280	CIRCOR International, Inc.	430,438
31,000	Commercial Metals Co.	985,490
11,605	Gibraltar Industries, Inc.	235,001
3,530	Layne Christensen Co. (a)	74,306
18,000	Massey Energy Co.	721,260
12,140	Material Sciences Corp. (a)	184,528
40,500	Mueller Industries, Inc.	1,115,370
1,300	Oregon Steel Mills, Inc. (a)	33,007
15,500	Quanex Corp.	897,605
3,600	Reliance Steel & Aluminum (a)	205,272
1,200	Ryerson Tull, Inc.	24,228
1,400	Schnitzer Steel Industries, Inc., (Class A Shares)	44,660
1,640	Worthington Industries, Inc.	32,997

		7,999,702

	Multi-Utilities —0.7%
33,500	Vectren Corp.	909,525
55,020	Westar Energy, Inc.	1,215,942

		2,125,467

	Office Equipment —0.2%
1,300	Ennis, Inc.	22,230
400	Global Imaging Systems, Inc. (a)	14,244
769	Hon Industries, Inc.	37,604
5,040	McGrath Rentcorp	143,892
33,210	Nashua Corp. (a)	251,071

		469,041

	Oil & Gas —6.9%
5,090	Atlas America, Inc.	237,194
860	Berry Petroleum Corp.	51,012
107,000	Cabot Oil & Gas Corp.	4,899,530
29,740	Callon Petroleum Co. (a)	544,242
4,515	Devon Energy Corp.	272,616
1,640	El Paso Corp.	19,450
14,000	Energen Corp.	526,400
1,256	EOG Resources, Inc.	85,132
2,140	Equitable Resources, Inc.	82,711
13,611	Forest Oil Corp. (a)	594,528
900	Giant Industries, Inc. (a)	51,471
500	Gyrodyne Co. of America, Inc. (a)	22,055
1,479	Key Energy Services, Inc. (a)	20,057
8,825	Lufkin Industries, Inc.	410,362
8,200	Newpark Resources, Inc. (a)	66,420
415	Noble Corp. (Cayman Islands)	26,718
38,300	Oceaneering International, Inc. (a)	1,842,996
42,600	ONEOK, Inc.	1,224,324
1,520	Pioneer Natural Resources Co.	76,076
27,600	Range Resources Corp.	985,044
1,810	Rowan Cos., Inc.	59,712
3,169	RPC, Inc.	87,021
3,400	Southwestern Energy Co. (a)	246,636
1,300	Spinnaker Exploration Co.	80,054
39,200	St Mary Land & Exploration Co.	1,333,192
63,890	Swift Energy Co. (a)	2,789,438
10,000	Todco (Class A Shares) (a)	447,500

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Oil & Gas (cont’d)
17,000	UGI Corp.	$401,200
40,280	Vintage Petroleum, Inc.	2,090,129
17,830	W-H Energy Services, Inc. (a)	540,249
18,900	Western Gas Resource, Inc.	818,370
13,447	XTO Energy, Inc.	584,407

		21,516,246

	Paper & Forest Products —0.4%
20,900	Potlatch Corp.	934,857
11,305	Schweitzer-Mauduit International, Inc.	273,807

		1,208,664

	Personal Services —0.8%
42,500	Administaff, Inc.	1,798,600
2,385	Matthews International Corp. (Class A Shares)	85,717
15,600	Stewart Enterprises, Inc.	79,560
3,000	Sykes Enterprises, Inc. (a)	43,320
1,000	Talx Corp.	39,530
18,680	Tetra Tech, Inc. (a)	288,419

		2,335,146

	Pharmaceuticals —1.0%
3,000	Adolor Corp. (a)	31,800
2,800	Alpharma, Inc. (Class A Shares)	69,692
2,000	Auxilium Pharmaceuticals, Inc. (a)	7,800
26,300	Avanir Pharmaceuticals (Class A Shares) (a)	81,267
5,125	Barr Pharmaceuticals, Inc.	294,431
488	Medco Health Solutions, Inc. (a)	27,572
59,819	Nabi Biopharmaceuticals	768,674
11,010	PAREXEL International Corp. (a)	240,899
76,100	Perrigo Co.	1,017,457
1,300	Rigel Pharmaceuticals, Inc.	29,185
20,300	Serologicals Corp. (a)	395,444
3,739	West Pharmaceutical Services, Inc.	89,661

		3,053,882

	Pharmaceuticals - Research & Manufacturing
3,600	Vertex Pharmaceuticals, Inc.	81,900

	Printing & Publishing —1.5%
33,580	Banta Corp.	1,690,417
2,212	Bowne & Co., Inc.	31,455
4,990	Cadmus Communications Corp.	104,441
900	Consolidated Graphics, Inc. (a)	35,091
4,810	Courier Corp.	157,528
1,740	Journal Communications, Inc. (Class A Shares)	24,621
17,280	Journal Register Co. (a)	276,998
2,055	McClatchy Co.	128,807
3,205	Nelson, (Thomas), Inc.	68,619
51,610	PRIMEDIA, Inc. (a)	108,381
58,500	Scholastic Corp. (a)	1,904,175
8,000	Valassis Communications, Inc. (a)	250,000

		4,780,533

	Real Estate —0.2%
59,700	Annaly Mortgage Management, Inc.	685,356

	Real Estate Investment Trust —4.1%
7,800	American Home Mortgage Investment, Corp.	210,834
9,620	Arbor Realty Trust, Inc.	253,583
2,385	Cavalier Homes, Inc. (a)	14,763
20,660	Education Realty Trust, Inc.	320,230
13,900	Entertainment Properties Trust	557,390
42,850	Equity One, Inc.	1,004,833
21,000	First Industrial Realty Trust, Inc.	853,230
300	First Potomac Realty Trust	7,602
2,055	Griffin Land & Nurseries, Inc. (a)	51,796
3,570	Harbor Global Co. (Bermuda) (a)	32,219

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Real Estate Investment Trust (cont’d)
21,100	Healthcare Realty Trust, Inc.	$798,424
18,500	Hovnanian Enterprises, Inc. (Class A Shares) (a)	832,315
38,100	HRPT Properties Trust REIT	415,671
14,700	Innkeepers USA Trust	229,320
2,460	Innkeepers USA Trust	38,376
3,000	LaSalle Hotel Properties	106,170
46,900	Meritage Homes Corp. (a)	2,920,463
39,100	Nationwide Health Properties, Inc.	906,729
1,100	New Century Financial Corp.	33,957
34,300	New Plan Excel Realty Trust	788,557
11,240	SL Green Realty Corp.	764,659
2,520	Sun Communities, Inc.	76,810
45,900	Winnebago Industries	1,345,788
23,010	Winston Hotels, Inc.	237,233

		12,800,952

	Restaurants —0.8%
9,570	Applebee’s International, Inc.	209,679
10,730	Brinker International, Inc. (a)	409,027
25,600	Cbrl Group, Inc.	888,320
2,200	Luby’s, Inc. (a)	27,676
1,100	Papa John’s International, Inc. (a)	57,123
900	Ryan’s Restaurant Group, Inc. (a)	9,594
34,840	Steak N Shake Co. (The) (a)	641,753
3,260	Triarc Cos., Inc. (Class A Shares)	53,529
9,663	Triarc Cos., Inc. (Class B Shares)	143,689
543	Wendy’s International, Inc. (a)	25,369

		2,465,759

	Retail & Merchandising —2.0%
500	Big 5 Sporting Goods Corp.	11,090
2,020	Bon-Ton Stores, Inc.	40,501
1,200	Build-A-Bear Workshop, Inc. (a)	28,752
3,600	Burlington Coat Factory Warehouse Corp.	138,816
17,300	CEC Entertainment, Inc. (a)	584,913
23,500	Charming Shoppes, Inc. (a)	263,200
16,150	Dress Barn, Inc. (a)	429,105
6,020	Eddie Bauer Holdings, Inc.	140,717
16,440	Foot Locker, Inc.	319,594
2,605	Gander Mountain Co. (a)	13,025
2,000	Insight Enterprises, Inc. (a)	41,040
400	Linens ‘n Things, Inc. (a)	10,056
9,580	Men’s Wearhouse, Inc. (The) (a)	236,626
20,160	Movado Group, Inc.	353,405
1,280	Office Depot, Inc. (a)	35,238
1,480	OfficeMax, Inc.	41,470
7,440	School Specialty, Inc. (a)	252,216
7,300	ShopKo Stores, Inc. (a)	209,291
50,400	Sonic Corp. (a)	1,458,576
78,700	Stein Mart, Inc.	1,444,145

		6,051,776

	Road & Rail —0.5%
37,000	Arkansas Best Corp.	1,434,120

	Semiconductors —0.2%
3,200	Actel Corp.	44,640
9,680	Agere Systems, Inc. (a)	100,672
1,900	Asyst Technologies, Corp.	8,208
8,921	Axcelis Technologies, Inc. (a)	38,806
1,900	DSP Group, Inc. (a)	46,702
5,500	Lattice Semiconductor Corp. (a)	24,090
3,700	MKS Instruments, Inc. (a)	69,819
10,080	Omnivision Technologies, Inc. (a)	129,931

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Semiconductors (cont’d)
27,180	Richardson Electronics, Ltd.	$225,866
2,300	Standard Microsystems Corp. (a)	65,021

		753,755

	Specialty Retail —0.9%
36,300	Borders Group, Inc.	712,569
39,000	Claire’s Stores, Inc.	1,015,950
35,300	United Auto Group, Inc.	1,190,669

		2,919,188

	Telecommunications —0.9%
29,440	Acme Communications, Inc. (a)	115,113
22,691	Alloy, Inc. (a)	104,379
138	Alltel Corp.	8,537
20,300	American Tower Corp. (Class A Shares)	484,155
4,100	AO VimpelCom ADR (Russia) (a)	164,000
6,100	Broadwing Corp.	38,674
10,635	Centennial Communications, Inc. (a)	157,504
46,500	Ciena Corp. (a)	110,205
84,390	Cincinnati Bell, Inc. (a)	334,184
3,730	Commonwealth Telephone Enterprises, Inc. (a)	133,870
4,920	Corning, Inc. (a)	98,843
18,533	D & E Communications, Inc.	149,561
27,200	Dobson Communications Corp. (Class A Shares) (a)	198,288
3,100	Encore Wire Corp. (a)	66,867
1,700	Hypercom Corp. (a)	10,115
50,200	Level 3 Communications Inc.	145,580
2,700	MRV Communications, Inc. (a)	5,211
1,600	North Pittsburgh Systems, Inc.	32,160
7,315	Plantronics, Inc.	218,353
10,500	Powerwave Technologies, Inc. (a)	117,705
6,400	Rural Cellular Corp. (a)	102,400
838	Sprint Nextel Corp.	19,534
1,320	Stratos International, Inc. (a)	6,732
400	SYNNEX Corp. (a)	7,084
3,100	Talk America Holdings, Inc.	29,884
4,900	Time Warner Telecom, Inc. (Class A Shares) (a)	41,062

		2,900,000

	Textiles, Apparel & Luxury Goods —0.8%
9,800	Brown Shoe Co., Inc.	318,206
46,400	Kellwood Co.	1,016,624
83,910	Russell Corp.	1,135,302

		2,470,132

	Tobacco —0.6%
26,600	Loews Corp.—Carolina Group	1,094,590
17,400	Universal Corp.	651,456

		1,746,046

	Transportation —1.5%
1,000	Amerco	58,330
13,600	Frontline Ltd. (Bermuda)	540,056
4,900	GATX Corp.	183,113
36,000	General Maritime Corp.	1,340,280
5,100	Genesee & Wyominginc-Cla, Inc. (a)	163,455
1,200	Greenbrier Cos., Inc.	33,060
4,920	Grupo TMM SA de C.V., ADR (Mexico)	18,450
1,520	HUB Group, Inc. (Class A Shares)	55,282
19,320	Kansas City Southern Inds. (a)	428,131
600	Kirby Corp. (a)	31,002
4,808	Laidlaw International, Inc.	109,334
400	Marten Transport Ltd.	10,628
5,900	RailAmerica, Inc. (a)	69,915
4,040	Ryder System, Inc.	160,267
15,000	Teekay Shipping Corp.	591,600

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Common Stocks (cont’d)
	Transportation (cont’d)
51,500	Werner Enterprises, Inc. (a)	$922,880

		4,715,783

	Utilities —2.6%
2,960	AES Corp. (a)	47,035
11,900	AGL Resources, Inc.	418,761
508	Allete, Inc.	22,357
4,640	Alliant Energy Corp.	122,728
36,985	Aquila, Inc. (a)	130,927
58,270	Cascade Natural Gas Corp.	1,200,362
17,795	CH Energy Group, Inc.	828,357
3,203	Connecticut Water Service, Inc.	80,043
3,205	DPL, Inc.	82,593
51,800	El Paso Electric Co. (a)	1,121,470
1,970	Florida Public Utilities Co.	28,624
11,790	Idacorp, Inc.	340,377
1,320	Maine & Maritimes Corp.	24,697
4,355	MGE Energy, Inc.	154,341
55,100	PNM Resources, Inc.	1,396,785
300	SJW Corp.	14,676
17,249	Southern Union Co. (a)	405,688
660	TXU Corp.	66,495
34,440	WGL Holdings, Inc.	1,070,395
9,470	Wisconsin Energy Corp.	358,250

		7,914,961

	Waste Disposal —1.1%
118	ACCO Brands Corp.	2,870
44,900	Bucyrus International, Inc. (Class A Shares)	1,865,595
57,600	Timken Co.	1,633,536

		3,502,001

	Total Investments(p)—86.8% (cost $231,550,301(p))	269,773,597
	Other assets in excess of liabilities—13.2%	41,256,550

	Net Assets —100%	$311,030,147

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(p)	The United States federal income tax basis of the Fund’s investments was $232,622,839; accordingly, net unrealized appreciation on investments for federal income tax purposes was $37,150,758 (gross unrealized appreciation - $44,847,205; gross unrealized depreciation - $7,696,447). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —87.0%
		Asset-Backed Securities —1.3%
		Aames Mortgage Investment Trust Series 2005-2, Class 1A1
Aaa	53	4.118%, 09/25/35(c)	52,670
		Brazos Student Loan Finance Corp., Series 1998-A, Class A2
Aaa	1,210	4.238%, 06/01/23(c)	1,219,291
		Capital Auto Receivable Asset Trust, Series 2005-1, Class A1
A+(d)	7	3.98%, 06/15/06(c)	7,068
		Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A
Aaa	251	4.118%, 06/25/35(c)	251,019
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class M0A1 144A
Aaa	1,000	3.948%, 03/15/20(c)	999,713
		Conseco Finance Trust, Series 2000-C, Class A
Aaa	338	4.34%, 12/15/29	337,849
		Fannie Mae Grantors Trust, Series 2005, Class 2 A1
Aaa	810	3.93%, 11/26/35	810,051
		Household Mortgage Loan Trust, Series 2002-HC1, Class A
Aaa	190	4.30%, 05/20/32(c)	190,493
		Quest Trust, Series 2004-X2, Class A1 144A
Aaa	168	4.598%, 06/25/34	167,757
		Residential Funding Mortgage Securities,(g) Series 2003-S9, Class A1
Aaa	201	6.50%, 03/25/32	203,346

		Total asset-backed securities (cost $4,226,733)	4,239,257

		Collateralized Mortgage Obligations —8.0%
		American Home Mortgage Investment Trust, Series 2004-4, Class-4A
Aaa	739	4.39%, 02/25/45(c)	724,599
		Banc of America Mortgage Securities, Series 2004-2, Class 5A1
Aaa	100	6.50%, 10/25/31	101,560
		Bank of America Funding Corp., Series 2005-D, Class A1
AAA(d)	652	4.117%, 05/25/35	642,835
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-1, Class 1A1
Aaa	231	5.633%, 02/25/33(c)	231,604
		Bear Stearns Alt-A Trust Series 2005-4, Class 3A1
Aaa	1,313	5.433%, 05/25/35(c)	1,318,431
		Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2
Aaa	449	5.433%, 05/25/35(c)	448,085
		Bear Stearns Trust Adjustable Rate Mortgage, Series 2002-9, Class 2A
Aaa	64	5.277%, 10/25/32(c)	63,902
		CS First Boston Mortgage Securities Corp., Series 2002-AR8, Class 2A
Aaa	22	6.022%, 04/25/32(c)	22,236
		Fannie Mae Grantors Trust, Series 2005-T2, Class 1A1
Aaa	219	3.712%, 11/28/35(c)	218,482
		Fannie Mae,
		Series 2000-32, Class FM
Aaa	15	4.43%, 10/18/30	14,641
		Series 2001-29, Class Z
Aaa	655	6.50%, 07/25/31	676,148
		Federal Home Loan Mortgage Corp., Series 1935, Class JZ
NR	933	7.00%, 02/15/27	958,080
		Federal Housing Authority Series 1993-13
NR	377	3.00%, 01/01/09	373,045
		FHLMC Structured Pass Through Securities, Series T-61, Class 1A1
Aaa	2,075	4.137%, 07/25/44	2,081,851
		Freddie Home Loan Mortgage Corp., Series 1628, Class LZ
NR	321	6.50%, 12/15/23	332,326
		Freddie Mac, Series 2241, Class PH
NR	619	7.50%, 07/15/30	635,785

1

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
		Collateralized Mortgage Obligations (cont’d)
		Government National Mortgage Assoc. .Series 2001-16, Class Z
Aaa	6,139	6.75%, 10/16/40	6,888,216
		Government National Mortgage Assoc., Series 2000-26, Class DF
Aaa	8	4.40%, 09/20/30	7,780
		Series 2000-30, Class FB
Aaa	14	4.42%, 10/16/30	13,706
		Indymac ARM Trust, Series 2001-H2, Class A1
Aaa	17	4.997%, 01/25/32(c)	16,924
		Master Asset Securitization Trust, Series 2003-7, Class 1A2
AAA(d)	622	5.50%, 09/25/33	608,216
		Prime Mortgage Trust,(c),(d) Series 2004, Class 1A2
AAA(d)	105	4.438%, 02/25/19	104,886
		Series 2004, Class 2A2
AAA(d)	347	4.438%, 02/25/34	347,152
		Regal Trust IV, Series 1999-1, Class A
AAA(d)	1,681	4.176%, 09/29/31(c)	1,674,823
		Sequoia Mortgage Trust, Series 2002-8, Class 2A
Aaa	982	4.30%, 08/20/32(c)	982,138
		Small Business Administration Participation Certificates, Series 2003-20I, Class 1
NR	266	5.13%, 09/01/23	266,742
		Series 2001-20A, Class 1
NR	906	6.29%, 01/01/21	947,008
		Series 2001-P10B, Class 1
NR	2,371	6.344%, 08/01/11	2,468,330
		Series 2000-P10B, Class 1
NR	148	7.449%, 08/01/10	157,953
		Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1
Aaa	459	4.327%, 09/19/32	459,591
		Structured Asset Securities Corp., Series 2002-13, Class 3A1
Aaa	33	4.488%, 06/25/17	32,766
		Series 2002-1A, Class A1
Aaa	48	6.097%, 02/25/32	47,994
		Series 2002-14A, Class 2A1
Aaa	80	6.15%, 07/25/32	80,091
		Torrens Trust, Series 2000-1GA, Class A
Aaa	288	4.028%, 07/15/31(c)	287,689
		Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A
Aaa	54	5.372%, 02/25/33(c)	53,776
		Washington Mutual, Inc., Series 2003-XSF1, Class 5B, IO
NR	400	1.00%, 10/25/35(c)	400,350
		Washington Mutual, Inc., Series 2003-R1, Class A1
Aaa	1,634	4.308%, 12/25/27	1,632,414
		Series 2002-AR11, Class A1
Aaa	360	5.131%, 10/25/32	359,640

		Total Collateralized Mortgage Obligations (cost $25,612,832)	26,681,795

		Corporate Bonds —5.8%
		Airlines —0.1%
		United Airlines, Inc., Pass-Thru Certificates(i) Series A-4
NR	300	9.21%, 01/21/17	171,103

		Automobile Manufacturers —1.0%
		DaimlerChrysler NA Holding Corp.(c) Gtd. Notes
A3	1,000	4.026%, 03/07/07	998,190

2

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
			Corporate Bonds (cont’d)
			Automobile Manufacturers (cont’d)
A3		$2,200	4.132%, 11/17/06	$2,201,861

				3,200,051

			Banking
			Export Import Bank of China, Notes 144A (China)
A2		100	4.875%, 07/21/15	95,404

			Consumer Products & Services —0.1%
			Clorox Co., Notes
A3		500	3.982%, 12/14/07(c)	500,519

			Entertainment & Leisure —0.3%
			Harrah’s Operating Co., Inc., Bonds
Baa3		1,000	5.625%, 06/01/15	959,489

			Financial - Bank & Trust —0.3%
			China Development Bank (China), Notes
A2		100	5.00%, 10/15/15	97,057
			HBOs PLC (United Kingdom) Series 144A
A1		100	5.92%, 09/29/49	98,522
			HSBC Bank USA NA, Sr. Notes
Aa2		500	3.99%, 09/21/07(c)	500,577
			Resona Bank Ltd., Notes
Baa1		200	5.85%, 09/29/49(c)	193,024

				889,180

			Financial Services —2.3%
			American General Finance Corp., Notes
A1		100	4.00%, 03/23/07(c)	99,957
			Citigroup Global Markets Holdings, Inc.
Aa1		1,200	3.816%, 03/07/08	1,199,449
			Ford Motor Credit Co., Sr. Notes
Baa3		500	5.80%, 01/12/09	457,920
			Notes
Baa3		100	7.875%, 06/15/10	96,252
Baa3		1,200	6.875%, 02/01/06	1,199,377
			Sr. Notes
Baa3		400	7.25%, 10/25/11	372,789
			General Electric Capital Corp., Sr. Unsub. Notes
Aaa	JPY	77,000	1.40%, 11/02/06	669,816
Aaa	JPY	70,000	0.10%, 12/20/05	601,370
			General Motors Acceptance Corp., Notes
Baa2		$300	6.125%, 09/15/06	299,116
Baa2		1,400	5.07%, 04/13/06	1,394,002
			Phoenix Quake Wind Ltd.(c), Notes
Baa3		300	6.504%, 07/03/08	307,287
			Notes
Baa3		400	6.504%, 07/03/08	408,726
			Qwest Capital Funding, Inc., Co. Gtd. Notes
B3		200	7.25%, 02/15/11	190,994
B3		200	7.00%, 08/03/09	195,994

				7,493,049

			Insurance —0.9%
			American International Group, Notes
Aa2		200	5.05%, 10/01/15	195,455

3

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
			Corporate Bonds (cont’d)
			Insurance (cont’d)
			Residential Reinsurance Ltd., Sec’d. Notes
Ba2		3,000	8.82%, 06/08/06(c)	2,929,908

				3,125,363

			Oil & Gas —0.3%
			El Paso Corp., Sr. Notes
Caa1		700	7.75%, 01/15/32	694,722
			Pemex Project Funding Master Trust Ltd., Gtd. Bonds
Baa1		300	7.375%, 12/15/14	327,872
			Petroleum Export-Cayman 144A, Sr. Notes
Baa1		100	5.265%, 06/15/11	98,713

				1,121,307

			Petroleum Exploration & Production —0.1%
			Ras Laffan Liquified Natural Gas Co. Ltd.
Baa1		250	5.298%, 09/30/20	244,307

			Telecommunications —0.4%
			Qwest Corp., Sr. Notes
Ba3		500	7.625%, 06/15/15	512,459
			Sprint Capital Corp., Gtd. Notes
Baa2		800	6.125%, 11/15/08	823,870

				1,336,329

			Utilities
			TXU Energy Co. LLC, Sr. Notes
Baa2		147	4.92%, 01/17/06(c)	146,946

			Total corporate bonds (cost $19,250,581)	19,283,047

			Foreign Government Bonds —6.0%
			Canadian Government (Canada)
Aaa	CAD	102	3.00%, 12/01/36	113,013
			Deutsche Bundesrepublik (Germany)
Aaa	EUR	1,200	5.25%, 07/04/10	1,579,608
			Dutch Treasury Certificate (Germany)
NR	EUR	2,800	Zero Coupon, 11/30/05	3,350,289
			Republic of Brazil (Brazil)
B2		$88	4.25%, 04/15/06	87,854
		367	4.313%, 04/15/09-04/15/2012	362,545
B1		1,271	8.00%, 04/15/14-01/15/2018	1,301,711
B1		100	9.76%, 06/29/09	116,460
B1		1,500	11.00%, 01/11/12-08/17/2040	1,798,720
			Republic of Italy (Italy)
Aa2	JPY	43,000	3.80%, 03/27/08	399,405
			Republic of Panama (Panama)
Ba1		$500	8.25%, 04/22/08	530,585
Ba1		700	8.875%, 09/30/27	813,710
Ba1		700	9.375%, 07/23/12	815,460
			Republic of Peru (Peru)
Ba3		200	9.125%, 02/21/12	231,160
Ba3		500	9.875%, 02/06/15	616,210
			Republic of Peru (Peru)
Ba3		600	9.125%, 02/21/12	693,560
			Russian Federation (Russia) Series Regs.
Baa3		1,200	5.00%, 03/31/30	1,333,880
B-(d)		800	5.00%, 03/31/30	889,240
			United Kingdom Treasury (United Kingdom)
Aaa	GBP	1,800	4.75%, 06/07/10	3,242,426
AAA(d)	GBP	400	5.00%, 03/07/12	734,087
			United Mexican States (Mexico)
Baa1		$100	8.125%, 12/30/19	119,560
			United Mexican States Class A (Mexico)
Baa1		600	6.375%, 01/16/13	628,460

4

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
			Foreign Government Bonds (cont’d)
Baa1	$100		9.875%, 02/01/10	$117,560

			Total Foreign Government Bonds (cost $19,397,454)	19,875,503

			Municipals —2.6%
			Chicago Illinois Project & Refunding General Obligation Bond, Series A
Aaa	500		5.00%, 01/01/15	524,763
			County of Adams PA General Obligation Bond
Aaa	1,000		4.75%, 11/15/28	1,003,563
			Georgia State Road & Tollway Authority Revenue Bonds
Aaa	400		5.00%, 03/01/21	421,889
			Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A-1
Baa3	300		6.75%, 06/01/39	341,849
			Golden State Tobacco Securitization Corp., Series 2003-A-1
Baa3	1,100		6.25%, 06/01/33	1,207,590
			Houston Independent School District General Obligation Bond, Series A
Aaa	300		4.75%, 02/15/26	300,729
			Liberty Development Corp.
Aa3	100		5.25%, 10/01/35	109,400
			Metropolitan Transportation Authority New York, Revenue Bonds, Series 1042
NR	750		7.05%, 11/15/33(c)	800,153
			New York City Municipal Water Finance Authority Water & Sewer Systems, Revenue Bonds, Series 1071
AA+(d)	300		7.05%, 06/15/38	314,639
			New York State General Obligation Bond, Series 1027
NR	100		6.66%, 03/02/30(c)	103,324
			South Central Regional Water Authority Water System Revenue Bonds, Series B-1
Aaa	715		5.00%, 08/01/26	747,352
			Texas State Transportation General Obligation Bond
NR	200		4.75%, 04/01/35	196,162
			Tobacco Settlement Financing Corp. Revenue Bonds
Baa2	700		4.375%, 06/01/19	696,930
Baa2	1,200		6.125%, 06/01/42	1,258,361
Baa3	500		6.375%, 06/01/32	554,498

			Total municipals (cost $7,769,971)	8,581,202

			U.S. Government Mortgage Backed Obligations —56.7%
			Federal Home Loan Mortgage Corp.
	1,612		5.00%, 11/01/18	1,591,361
	11		5.648%, 07/01/30	10,962
	3,410		6.00%, 02/01/16-01/01/2034	3,448,201
	364		6.50%, 03/01/16-03/01/2018	374,438
	—	(r)	8.50%, 12/01/25	569
	69		8.50%, 08/01/24-11/01/2024	74,219
			Federal National Mortgage Assoc.
	1,200		3.799%, 09/22/06	1,199,192
	8,236		4.00%, 07/01/19-07/01/2020	7,807,984
	158		4.205%, 05/01/36	159,169
	4,791		4.342%, 05/01/36	4,823,510
	723		4.419%, 09/01/40	731,915
	4,583		4.50%, 02/01/20-09/01/2035	4,313,406
	70		4.555%, 01/01/28	70,321
	49,979		5.00%, 01/01/00-10/01/2035	48,946,143
	74		5.351%, 09/01/31	75,694
	101,447		5.50%, 03/01/16-10/01/2035	100,222,644
	4,457		5.937%, 11/01/11	4,643,400

5

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	U.S. Government Mortgage Backed Obligations (cont’d)
$8,464	6.00%, 05/01/16-04/01/2035	$8,578,443
504	6.50%, 09/01/21-07/01/2032	517,933
	Government National Mortgage Assoc.
47	4.125%, 11/20/29	47,749
390	4.375%, 05/20/30	391,796
2	8.00%, 08/20/31	2,012
6	8.50%, 06/15/30	6,661

	Total U.S. Government mortgage backed obligations (cost $191,592,273)	188,037,722

	U.S. Government Securities —6.5%
	U.S. Treasury Bonds
500	6.00%, 02/15/26	574,662
5,700	6.25%, 08/15/23	6,652,156
	U.S. Treasury Inflationary Bonds, TIPS
200	2.375%, 01/15/25	216,665
	U.S. Treasury Notes
4,400	3.375%, 09/15/09	4,233,828
3,300	3.50%, 02/15/10	3,175,850
1,600	4.25%, 08/15/15	1,561,107
5,100	4.875%, 02/15/12	5,201,260

	Total U.S. Government Securities (cost $22,198,375)	21,615,528

SHARES
	Preferred Stocks —0.1%
4,400	Fannie Mae, 7.00% (cost $219,000)	241,000

	Total long-term investments (cost $290,267,219)	288,555,054

PRINCIPAL AMOUNT (000)
	SHORT-TERM INVESTMENTS —14.6%
	Commercial Paper —13.9%
	Danske Corp.
9,300	4.03%, 02/06/06	9,172,795
1,000	4.035%, 02/07/06	988,644
	General Electric Capital Corp.(n)
2,900	3.91%, 12/27/05	2,881,699
	Skandi Ensk Bank
7,100	3.85%, 12/22/05	7,059,398
3,200	3.985%, 01/05/06	3,167,909
	Societe General
700	4.035%, 02/06/06	690,364
2,700	4.06%, 01/17/06	2,672,224
	Swedbank(n)
9,300	3.91%, 12/22/05	9,246,837
	UBS Finance LLC
2,900	3.80%, 01/12/06	2,876,217
2,900	3.96%, 01/27/06	2,871,024
1,000	3.97%, 01/30/06	989,603
1,900	4.155%, 02/28/06	1,872,303
	Viacom, Inc.
600	4.27%, 11/30/05	597,870
900	4.33%, 12/07/05	896,036

6

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS – STRATEGIC PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Commercial Paper (cont’d)
$250	4.37%, 12/02/05	$249,023

	Total commercial paper (cost $46,282,387)	46,231,946

	U.S. Treasury Obligations —0.3%
	U.S. Treasury Bills(k)
965	3.43%, 12/15/05 (cost $960,955)	959,835

	Foreign Treasury Obligations —0.3%
	France Treasury Bills
800	Zero coupon, 11/17/05 (cost $985,191)	956,898

CONTRACTS/ NOTIONAL AMOUNTS
	Outstanding Options Purchased —0.1%
	Call Options —0.1%
600	Swap Option 3 Month LIBOR expiring 10/04/2006 @ 5%	16,680
600	Swap Option 3 Month LIBOR expiring 10/12/2006 @ 4%	10,447
1,200	Swap Option 3 Month LIBOR expiring 10/18/2006 @ 5%	37,044
200	Swap Option 3 Month LIBOR expiring 10/19/2006 @ 4%	3,531
2,100,000	Swap Option 3 month LIBOR expiring 04/27/2009 @ 6%	214,665
400	Swap Option 3 Month LIBOR expiring 04/04/2006 @ 5%	4,505

		286,872

	Put Options
90	Euro Futures expiring 12/18/2006 @ $95	396
79	Euro Futures expiring 12/19/2006 @ $94	327
2,100,000	Swap Option 3 month LIBOR expiring 04/27/2009 @ 6%	75,085

		75,808

	Total Outstanding Options Purchased (cost $379,560)	362,680

	Total short-term investments (cost $48,606,092)	48,511,359

	Total Investments, Before Outstanding Options Written and Securities Sold Short—101.6% (cost $338,885,311 (p))	337,066,413

PRINCIPAL AMOUNT (000)
	INVESTMENTS SOLD SHORT —(3.6)%
	Short Sales —(3.6)%
	Deutsche Bundesrepublik
1,200	5.25%, 07/04/10	(1,579,898)
	U.S. Treasury Notes
4,400	3.375%, 09/15/09	(4,234,220)
	U.S. Treasury Notes
5,100	4.875%, 02/15/12	(5,201,653)

7

		United Kingdom Treasury
NR	400	5.00%, 03/17/12	(734,378)

		Total INVESTMENTS SOLD SHORT (cost $(12,188,923))	(11,750,149)

	CONTRACTS/ NOTIONAL AMOUNTS	DESCRIPTION	VALUE
		OUTSTANDING OPTIONS WRITTEN —(0.1)%
		Call Options
	1,000	Japanese futures expiring 12/05/2005 @ $140	(86)
	300	Swap 3 Month LIBOR expiring 10/04/2006 @ 5%	(20,931)
	200	Swap 3 Month LIBOR expiring 04/04/2006 @ 5%	(6,198)
	50,000	Swap 6 Month LIBOR expiring 11/30/2005 @ 1%	(296)
	6,800,000	Swap Option 3 Month LIBOR expiring 07/03/2006 @ 4%	(7,283)
	300	Swap Option 3 Month LIBOR expiring 10/12/2006 @ 4%	(12,864)
	100	Swap Option 3 Month LIBOR expiring 10/19/2006 @ 4%	(4,496)
	500	Swap Option 3 Month LIBOR expiring 10/18/2006 @ 5%	(37,620)
	220	U.S. Treasury Note Futures expiring 11/22/2005 @ $108	(344)
	50	U.S. Treasury Note Futures expiring 11/22/2005 @ $109	(78)
	450	U.S. Treasury Note Futures expiring 11/22/2005 @ $109	(703)
	370	U.S. Treasury Note Futures expiring 11/22/2005 @ $110	(3,469)
	110	U.S. Treasury Note Futures expiring 11/22/2005 @ $111	(344)
	220	U.S. Treasury Note Futures expiring 11/22/2005 @ $112	(344)
	110	U.S. Treasury Note Futures expiring 12/22/2005 @ $113	(172)
	900	U.S. Treasury Note Futures expiring 12/22/2005 @ $114	(1,406)

		Total Call Options (cost $(364,856))	(96,633)

		Put Options —(0.1)%
	4	3-Month Sterling Futures expiring 12/21/2005 @ $94	(44)
	12	3-Month Sterling Futures expiring 12/20/2006 @ $96	(9,293)
	100	Eurodollar Futures expiring 12/18/2006 @ $95	(6,500)
	1,270	Eurodollar Futures expiring 12/18/2006 @ $95	(117,475)
	6,800,000	Swap Option 3 Month LIBOR expiring 07/03/2006 @ 6%	(21,658)
	220	U.S. Treasury Note Futures expiring 11/22/2005 @ $106	(8,938)
	210	U.S. Treasury Note Futures expiring 11/22/2005 @ $107	(23,953)
	110	U.S. Treasury Note Futures expiring 12/23/2005 @ $107	(4,297)
	480	U.S. Treasury Note Futures expiring 11/22/2005 @ $108	(17,250)

8

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS - STRATEGIC PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments

As of October 31, 2005 (Unaudited)

CONTRACTS/ NOTIONAL AMOUNTS	DESCRIPTION	VALUE
	Put Options (cont’d)
970	U.S. Treasury Note Futures expiring 11/22/2005 @ $109	(83,359)

	Total Put Options (cost $(335,169))	(292,767)

	Total outstanding options written (Premium Received $(700,025))	(389,400)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—98.0% (cost $325,997,363)	324,926,864
	Other assets in excess of other liabilities (u)—2.0%	6,688,765

	NET ASSETS —100%	$331,615,493

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR	Not Rated by Moodys or Standard & Poor’s

TIPS	Treasury Inflation Protected Securities

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

(c)	A variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $7,061,275. The aggregate market value of $7,059,464 is approximately 2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities or a portion thereof with an aggregate market value of $687,022 have been segregated with the custodian to cover margin requirements for futures contracts open at October 31, 2005.

(n)	Rates shown are the effective yields at purchase date.

(p)	The United States federal income tax basis of the Fund’s investments was $338,997,642; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,919,229 (gross unrealized appreciation - $3,575,903; gross unrealized depreciation - $5,495,132). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(u)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts, interest note and credit default swaps as follows:

9

Future contracts outstanding at October 31, 2005 were as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at October 31, 2005	Unrealized Depreciation
Long Position:
272	5 Year Treasury Note	Dec 05	$29,422,750	$28,802,250	$(620,500)
237	Eurodollar	Jun 06	56,676,713	56,391,188	(285,525)
138	Eurodollar	Jun 07	32,877,963	32,838,825	(39,138)
85	Eurodollar	Jun 07	20,254,500	20,224,688	(29,813)
72	Eurodollar	Dec 06	17,181,700	17,128,800	(52,900)
55	Eurodollar	Mar 06	13,148,438	13,098,937	(49,501)
37	Eurodollar	Sep 06	8,849,938	8,801,838	(48,100)
23	Eurodollar	Sep 07	5,482,438	5,471,413	(11,025)
5	10 Year Treasury Note	Dec 05	541,719	542,266	547

					$(1,135,953)

Forward foreign currency exchange contracts outstanding at October 31, 2005:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 11,704,000, expiring 11/08/05	$14,036,414	$14,032,731	$(3,683)
Pound Sterling, 37,000, expiring 11/21/05	65,689	65,490	(199)
Russian Roubles, 2,404,000, expiring 01/31/06	83,414	84,175	761

	$14,185,517	$14,182,396	$(3,121)

Sales Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 17,487,000, expiring 11/08/05	$21,059,592	$20,966,367	$93,225
Pound Sterling, 1,925,000, expiring 11/21/05	3,384,602	3,406,437	(21,835)
Japanese Yen, 41,728,000, expiring 12/01/05	367,019	359,716	7,303

	$24,811,213	$24,732,520	$78,693

Interest rate and credit default swap agreements outstanding at October 31, 2005:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital (1)	12/15/2010		$8,200,000	4.00%	3 Month LIBOR	($289,510)
Bank of America, N.A.(1)	6/15/2035		$300,000	6.00%	3 Month LIBOR	32,324
Barclays Capital(1)	9/15/2010	GBP	900,000	5.00%	6 Month LIBOR	21,594
Goldman Sachs Capital Markets L.P.(1)	12/15/2010		$2,800,000	4.00%	3 Month LIBOR	(107,882)
Bank of America, N.A.(1)	12/15/2010		$2,300,000	4.00%	3 Month LIBOR	(88,641)
RBS Greenwich Capital(1)	12/15/2010		$2,300,000	4.00%	3 Month LIBOR	(86,993)
Morgan Stanley (2)	12/15/2010		$1,100,000	4.00%	3 Month LIBOR	(38,317)
Goldman Sachs Capital Markets L.P.(2)	12/15/2007		$2,000,000	4.00%	3 Month LIBOR	29,756
Merrill Lynch & Co.(2)	12/15/2014	EUR	8,100,000	4.00%	6 Month LIBOR	(257,742)
UBS AG (1)	6/15/2012	JPY	250,000,000	2.00%	6 Month LIBOR	(113,015)
Morgan Stanley (2)	6/15/2012	JPY	130,000,000	2.00%	6 Month LIBOR	(58,522)
Morgan Stanley (2)	6/15/2012	JPY	129,100,000	2.00%	6 Month LIBOR	(58,826)
Goldman Sachs (2)	6/15/2012	JPY	130,000,000	2.00%	6 Month LIBOR	(58,684)
Merrill Lynch & Co. (2)	9/20/2009	GBP	2,800,000	4.50%	6 Month LIBOR	(17,610)
Lehman Brothers (1)	9/20/2009	GBP	14,100,000	4.50%	6 Month LIBOR	(86,619)
Barclays Capital (1)	6/16/2011	GBP	1,800,000	5.00%	6 Month LIBOR	31,574
Merrill Lynch & Co. (2)	12/15/2010		$300,000	4.00%	3 Month LIBOR	(9,873)
Barclays Capital (1)	6/15/2007	GBP	26,100,000	5.00%	6 Month LIBOR	(71,160)

						($1,228,145)

(1)	Porfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/2008	$500,000	0.26%	Allstate Corp,, 6.125%, due 02/15/12	($1,178)
Merrill Lynch & Co.(1)	12/20/2008	200,000	0.32%	Ingersoll-Rand Co.,6.48%,due 6/1/25	(1,238)
Morgan Stanley & Co.(1)	12/20/2008	300,000	0.21%	Emerson Electric Co.,6.48%,due 10/15/12	(530)
Barclays Bank PLC(1)	12/20/2008	400,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(1,297)
Bank of America Securities LLC (1)	12/20/2008	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	175
Bear Sterns International Ltd. (1)	12/20/2008	400,000	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,765)
Lehman Brothers (1)	12/20/2008	400,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(708)
Lehman Brothers (1)	12/20/2008	400,000	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(236)
Citigroup (1)	12/20/2008	300,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(1,149)
Lehman Brothers (1)	12/20/2008	200,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	701
Citigroup (1)	12/20/2008	400,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,532)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	176
Citigroup (1)	12/20/2008	600,000	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(885)
UBS AG(1)	12/20/2008	500,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	1,750
Lehman Brothers (1)	12/20/2008	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(353)
Lehman Brothers (1)	12/20/2008	200,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(119)
Lehman Brothers (1)	12/20/2008	200,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	2,384
Barclays Bank PLC(1)	12/20/2008	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(996)
Bear Sterns International Ltd. (1)	12/20/2008	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,286)
Lehman Brothers (1)	12/20/2008	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,060)
Lehman Brothers (1)	12/20/2008	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,148)
Lehman Brothers (1)	12/20/2008	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,936)
Bear Sterns International Ltd. (1)	12/20/2008	100,000	0.24%	Deere & Co., 7.85%, due 3/15/07	(412)
UBS AG(1)	12/20/2008	100,000	0.37%	RadioShack Corp., 7.375%, due 5/15/11	1,134
Bear Sterns International Ltd. (1)	12/20/2008	100,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(295)
Morgan Stanley & Co.(1)	12/20/2008	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(206)
Merrill Lynch & Co.(1)	12/20/2008	200,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(942)
Bear Sterns International Ltd. (1)	12/20/2008	100,000	0.60%	International Paper Co., 6.75%, due 9/1/11	(176)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(89)
UBS AG(1)	12/20/2008	100,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	(883)
Morgan Stanley & Co.(1)	12/20/2008	100,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(89)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.28%	Occidental Petoleum Corp., 6.75%, due 1/15/12	(412)
UBS AG(1)	12/20/2008	100,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(529)
Morgan Stanley & Co.(1)	12/20/2008	100,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	(235)
Bear Sterns International Ltd. (1)	12/20/2008	100,000	0.15%	Walmart Stores, Inc.,6.875%, due 8/10/09	(177)
Merrill Lynch & Co.(1)	12/20/2008	100,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(1,940)
Lehman Brothers (1)	6/20/2009	800,000	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(6,136)
Bear Sterns International Ltd. (2)	3/20/2007	400,000	0.62%	Russian Federation, 2.25%, due 03/31/30	664
Morgan Stanley (2)	3/20/2007	400,000	0.62%	Russian Federation, 5.00%, due 03/31/30	235
UBS AG (2)	6/20/2010	500,000	0.40%	Ford Motor Credit Co., 7.00%, due 10/1/13	5,214
JP Morgan Chase (2)	6/20/2010	1,500,000	0.40%	Ford Motor Credit Co., 7.00%, due 10/1/13	13,612
Lehman Brothers (1)	6/20/2010	2,000,000	0.40%	General Motors Acceptance Corp., 6.875%, due 8/28/10	19,368
Goldman Sachs (2)	9/20/2006	500,000	1.70%	Ford Motor Credit Co., 7.00%, due 10/1/13	(1,637)
Bear Sterns International Ltd. (2)	6/20/2010	300,000	0.40%	Dow Jones CDX IG4 Index	(1,848)

					$10,989

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-thecounter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Principal Financial Officer

Date December 21, 2005

*	Print the name and title of each signing officer under his or her signature.